Interim Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Summary of Selected Quarterly Financial Data
The following is a summary of the Company's selected quarterly financial data for the years ended December 31, 2010 and 2009:

	Cablevision
2010:	March 31,	June 30,	September 30,	December 31,	Total
	2010	2010	2010	2010	2010

Revenues, net	$1,509,791	$1,548,203	$1,542,827	$1,576,754	$6,177,575
Operating expenses	(1,231,078)	(1,219,215)	(1,234,386)	(1,306,834)	(4,991,513)
Operating income	$278,713	$328,988	$308,441	$269,920	$1,186,062

Income from continuing operations	$44,721	$20,528	$68,747	$73,753	$207,749
Income from discontinued operations, net of income taxes	29,467	40,553	43,616	40,212	153,848
Net income	74,188	61,081	112,363	113,965	361,597
Net income attributable to noncontrolling interest	(28)	(217)	(302)	(102)	(649)
Net income attributable to Cablevision Systems Corporation shareholders	$74,160	$60,864	$112,061	$113,863	$360,948

Basic income per share attributable to Cablevision Systems Corporation shareholders:
Income from continuing operations	$0.15	$0.07	$0.23	$0.25	$0.71
Income from discontinued operations	$0.10	$0.14	$0.15	$0.14	$0.52
Net income	$0.25	$0.21	$0.38	$0.39	$1.23

Diluted income per share attributable to Cablevision Systems Corporation shareholders:
Income from continuing operations	$0.15	$0.07	$0.23	$0.25	$0.69
Income from discontinued operations	$0.10	$0.13	$0.14	$0.13	$0.51
Net income	$0.24	$0.20	$0.37	$0.38	$1.20
Amounts attributable to Cablevision Systems Corporation shareholders:
Income from continuing operations, net of income taxes	$44,693	$20,311	$68,445	$73,651	207,100
Income from discontinued operations, net of income taxes	29,467	40,553	43,616	40,212	153,848
Net income	$74,160	$60,864	$112,061	$113,863	$360,948

	Cablevision
2009:	March 31,	June 30,	September 30,	December 31,	Total
	2009	2009	2009	2009	2009

Revenues, net	$1,440,057	$1,473,524	$1,474,691	$1,511,802	$5,900,074
Operating expenses	(1,217,620)	(1,212,576)	(1,187,103)	(1,227,061)	(4,844,360)
Operating income	$222,437	$260,948	$287,588	$284,741	$1,055,714

Income (loss) from continuing operations	$(11,681)	$54,684	$55,568	$25,261	$123,832
Income from discontinued operations, net of income taxes	32,699	32,375	43,031	53,362	161,467
Net income	21,018	87,059	98,599	78,623	285,299
Net loss (income) attributable to noncontrolling interest	199	(51)	343	(218)	273
Net income attributable to Cablevision Systems Corporation shareholders	$21,217	$87,008	$98,942	$78,405	$285,572

Basic income per share attributable to Cablevision Systems Corporation shareholders:
Income (loss) from continuing operations	$(0.04)	$0.19	$0.19	$0.09	$0.43
Income from discontinued operations	$0.11	$0.11	$0.15	$0.18	$0.55
Net income	$0.07	$0.30	$0.34	$0.27	$0.98

Diluted income per share attributable to Cablevision Systems Corporation shareholders:
Income (loss) from continuing operations	$(0.04)	$0.18	$0.19	$0.08	$0.42
Income from discontinued operations	$0.11	$0.11	$0.14	$0.18	$0.54
Net income	$0.07	$0.29	$0.33	$0.26	$0.96
Amounts attributable to Cablevision Systems Corporation shareholders:
Income (loss) from continuing operations, net of income taxes	$(11,482)	$54,633	$55,911	$25,043	$124,105
Income from discontinued operations, net of income taxes	32,699	32,375	43,031	53,362	161,467
Net income	$21,217	$87,008	$98,942	$78,405	$285,572

	CSC Holdings
2010:	March 31,	June 30,	September 30,	December 31,	Total
	2010	2010	2010	2010	2010

Revenues, net	$1,509,791	$1,548,203	$1,542,827	$1,576,754	$6,177,575
Operating expenses	(1,231,078)	(1,219,215)	(1,234,386)	(1,306,834)	(4,991,513)
Operating income	$278,713	$328,988	$308,441	$269,920	$1,186,062

Income from continuing operations	$81,396	$122,955	$104,722	$112,005	$421,078
Income from discontinued operations, net of income taxes	29,467	40,553	43,616	40,212	153,848
Net income	110,863	163,508	148,338	152,217	574,926
Net income attributable to noncontrolling interest	(28)	(217)	(302)	(102)	(649)
Net income attributable to CSC Holdings sole member	$110,835	$163,291	$148,036	$152,115	$574,277

Amounts attributable to CSC Holdings, LLC sole member:
Income from continuing operations, net of income taxes	$81,368	$122,738	$104,420	$111,903	$420,429
Income from discontinued operations, net of income taxes	29,467	40,553	43,616	40,212	153,848
Net income	$110,835	$163,291	$148,036	$152,115	$574,277

	CSC Holdings
2009:	March 31,	June 30,	September 30,	December 31,	Total
	2009	2009	2009	2009	2009

Revenues, net	$1,440,057	$1,473,524	$1,474,691	$1,511,802	$5,900,074
Operating expenses	(1,217,620)	(1,212,576)	(1,187,103)	(1,227,061)	(4,844,360)
Operating income	$222,437	$260,948	$287,588	$284,741	$1,055,714

Income from continuing operations	$15,498	$75,709	$80,724	$57,552	$229,483
Income from discontinued operations, net of income taxes	32,699	32,375	43,031	53,362	161,467
Net income	48,197	108,084	123,755	110,914	390,950
Net loss (income) attributable to noncontrolling interest	199	(51)	343	(218)	273
Net income attributable to CSC Holdings sole member	$48,396	$108,033	$124,098	$110,696	$391,223

Amounts attributable to CSC Holdings, LLC sole member:
Income from continuing operations, net of income taxes	$15,697	$75,658	$81,067	$57,334	$229,756
Income from discontinued operations, net of income taxes	32,699	32,375	43,031	53,362	161,467
Net income	$48,396	$108,033	$124,098	$110,696	$391,223